Eaton Vance Parametric Structured International Equity Fund

EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated June 1, 2012 as revised December 13, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund will no longer be available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$107	$441	$797	$1,803
Institutional Class shares	$82	$363	$665	$1,524

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6627-2/13 SIESPS

Shareholder Fees Eaton Vance Parametric Structured International Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none

Expense Example Eaton Vance Parametric Structured International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	107	441	797	1,803
Institutional Class	82	363	665	1,524

Eaton Vance Parametric Structured Emerging Markets Fund

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated June 1, 2012

The following amendments to the Summary Prospectus are effective March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Emerging Markets Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class C shares	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Institutional Class shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6626-2/13 SEMSPS

Shareholder Fees Eaton Vance Parametric Structured Emerging Markets Fund	Investor Class	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

Expense Example Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	459	792	1,735
Class C	322	685	1,175	2,524
Institutional Class	122	381	660	1,455

Expense Example, No Redemption Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	459	792	1,735
Class C	222	685	1,175	2,524
Institutional Class	122	381	660	1,455

Eaton Vance Parametric Structured International Equity Fund

EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated June 1, 2012 as revised December 13, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund will no longer be available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$107	$441	$797	$1,803
Institutional Class shares	$82	$363	$665	$1,524

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6627-2/13 SIESPS

Shareholder Fees Eaton Vance Parametric Structured International Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none

Expense Example Eaton Vance Parametric Structured International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	107	441	797	1,803
Institutional Class	82	363	665	1,524

Eaton Vance Parametric Structured Emerging Markets Fund

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated June 1, 2012

The following amendments to the Summary Prospectus are effective March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Emerging Markets Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class C shares	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Institutional Class shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6626-2/13 SEMSPS

Shareholder Fees Eaton Vance Parametric Structured Emerging Markets Fund	Investor Class	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

Expense Example Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	459	792	1,735
Class C	322	685	1,175	2,524
Institutional Class	122	381	660	1,455

Expense Example, No Redemption Eaton Vance Parametric Structured Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	459	792	1,735
Class C	222	685	1,175	2,524
Institutional Class	122	381	660	1,455

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2013
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Eaton Vance Parametric Structured International Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVMFT_SupplementTextBlock

EATON VANCE PARAMETRIC STRUCTURED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated June 1, 2012 as revised December 13, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric International Equity Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund will no longer be available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$107	$441	$797	$1,803
Institutional Class shares	$82	$363	$665	$1,524

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6627-2/13 SIESPS

Eaton Vance Parametric Structured International Equity Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,803
Eaton Vance Parametric Structured International Equity Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,524
Eaton Vance Parametric Structured Emerging Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVMFT_SupplementTextBlock

EATON VANCE PARAMETRIC STRUCTURED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated June 1, 2012

The following amendments to the Summary Prospectus are effective March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Emerging Markets Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase, except by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); or (2) qualified retirement plans.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Class C	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$459	$792	$1,735	$148	$459	$792	$1,735
Class C shares	$322	$685	$1,175	$2,524	$222	$685	$1,175	$2,524
Institutional Class shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6626-2/13 SEMSPS

Eaton Vance Parametric Structured Emerging Markets Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAEMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Eaton Vance Parametric Structured Emerging Markets Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECEMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Eaton Vance Parametric Structured Emerging Markets Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIEMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455